Goodwill and Other Intangible Assets (Details 1) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012
Finite-Lived Intangible Assets, Gross	$ 539,588	$ 539,336
Accumulated amortization	42,080	28,964
Net book value of amortizable intangible assets	497,508	510,372
Developed Technology Rights [Member]
Finite-Lived Intangible Assets, Gross	385,759	385,735
Accumulated amortization	19,182	9,058
Computer Software, Intangible Asset [Member]
Finite-Lived Intangible Assets, Gross	15,966	15,831
Accumulated amortization	13,233	12,996
Patents [Member]
Finite-Lived Intangible Assets, Gross	13,645	13,533
Accumulated amortization	5,337	4,952
Trademarks and Trade names [Member]
Finite-Lived Intangible Assets, Gross	16,858	16,877
Accumulated amortization	1,029	592
Customer Relationships [Member]
Finite-Lived Intangible Assets, Gross	7,779	77,779
Accumulated amortization	3,075	1,172
Noncompete Agreements [Member]
Finite-Lived Intangible Assets, Gross	350	350
Accumulated amortization	224	194
In-Process Research and Development [Member]
Finite-Lived Intangible Assets, Gross	29,231	29,231
Accumulated amortization	$ 0	$ 0